Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	1,978	$ 701,933
General Electric Co.	40,321	6,725,139
Moog, Inc., Class A	3,940	775,550
Woodward, Inc.	3,502	582,803
		$ 8,785,425
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	17,214	$ 1,778,550
Expeditors International of Washington, Inc.	7,802	864,228
FedEx Corp.	33,141	9,323,557
GXO Logistics, Inc.(1)	14,158	615,873
United Parcel Service, Inc., Class B	97,068	12,240,275
		$24,822,483
Automobile Components — 0.3%
Aptiv PLC(1)	42,001	$2,540,220
Autoliv, Inc.	10,034	941,089
BorgWarner, Inc.	32,329	1,027,739
Lear Corp.	9,447	894,631
		$5,403,679
Automobiles — 1.0%
Ford Motor Co.	616,789	$6,106,211
General Motors Co.	166,250	8,856,137
Harley-Davidson, Inc.	22,250	670,393
Rivian Automotive, Inc., Class A(1)(2)	120,722	1,605,603
Thor Industries, Inc.	8,465	810,185
		$18,048,529
Banks — 13.3%
Bank of America Corp.	785,127	$34,506,332
Bank OZK	17,536	780,878
BOK Financial Corp.	3,981	423,777
Cadence Bank	28,560	983,892
Citigroup, Inc.	242,421	17,064,014
Citizens Financial Group, Inc.	76,412	3,343,789
Comerica, Inc.	22,815	1,411,108
Commerce Bancshares, Inc.	23,479	1,462,976
Cullen/Frost Bankers, Inc.	10,467	1,405,195
East West Bancorp, Inc.	22,528	2,157,281
F.N.B. Corp.	65,837	973,071
Fifth Third Bancorp	111,553	4,716,461
First Citizens Bancshares, Inc., Class A	1,187	2,508,155
First Horizon Corp.	89,752	1,807,605
Home BancShares, Inc.	31,313	886,158
Huntington Bancshares, Inc.	247,636	4,029,038
JPMorgan Chase & Co.	311,224	74,603,505
KeyCorp	162,263	2,781,188
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	27,663	$ 5,200,921
Old National Bancorp	54,865	1,190,845
Pinnacle Financial Partners, Inc.	13,287	1,519,900
PNC Financial Services Group, Inc.	55,661	10,734,224
Popular, Inc.	12,449	1,170,953
Regions Financial Corp.	150,716	3,544,840
SouthState Corp.	13,023	1,295,528
Synovus Financial Corp.	24,473	1,253,752
Truist Financial Corp.	198,488	8,610,409
U.S. Bancorp	220,521	10,547,519
Webster Financial Corp.	29,939	1,653,231
Wells Fargo & Co.	391,207	27,478,380
Western Alliance Bancorp	18,885	1,577,653
Wintrust Financial Corp.	10,517	1,311,575
Zions Bancorp NA	25,196	1,366,883
		$234,301,036
Beverages — 2.1%
Coca-Cola Co.	242,746	$15,113,366
Keurig Dr. Pepper, Inc.	203,289	6,529,643
PepsiCo, Inc.	99,748	15,167,681
		$36,810,690
Biotechnology — 0.8%
Apellis Pharmaceuticals, Inc.(1)	10,977	$350,276
Biogen, Inc.(1)	9,550	1,460,386
Blueprint Medicines Corp.(1)	11,024	961,513
Cytokinetics, Inc.(1)	21,187	996,636
Exact Sciences Corp.(1)	15,869	891,679
Incyte Corp.(1)	12,561	867,588
Insmed, Inc.(1)	20,949	1,446,319
Ionis Pharmaceuticals, Inc.(1)	14,865	519,680
Madrigal Pharmaceuticals, Inc.(1)	3,536	1,091,104
Revolution Medicines, Inc.(1)	27,144	1,187,279
Roivant Sciences Ltd.(1)	42,803	506,360
United Therapeutics Corp.(1)	3,057	1,078,632
Vaxcyte, Inc.(1)	23,141	1,894,322
Viking Therapeutics, Inc.(1)(2)	20,799	836,952
		$14,088,726
Broadline Retail — 0.3%
eBay, Inc.	64,194	$3,976,819
Macy's, Inc.	5,325	90,152
Ollie's Bargain Outlet Holdings, Inc.(1)	5,062	555,453
		$4,622,424
Building Products — 0.8%
A.O. Smith Corp.	4,484	$305,854
Allegion PLC	5,223	682,542
Armstrong World Industries, Inc.	300	42,399

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Carrier Global Corp.	1,578	$ 107,714
Fortune Brands Innovations, Inc.	14,032	958,807
Johnson Controls International PLC	78,570	6,201,530
Masco Corp.	10,662	773,741
Owens Corning	18,371	3,128,949
UFP Industries, Inc.	7,312	823,697
Zurn Elkay Water Solutions Corp., Class C	9,865	367,964
		$ 13,393,197
Capital Markets — 7.4%
Affiliated Managers Group, Inc.	5,140	$950,489
Ameriprise Financial, Inc.	13,624	7,253,826
Bank of New York Mellon Corp.	111,706	8,582,372
Blackrock, Inc.	17,992	18,443,779
Blackstone, Inc.	15,895	2,740,616
Carlyle Group, Inc.	21,193	1,070,035
Cboe Global Markets, Inc.	8,698	1,699,589
Charles Schwab Corp.	97,327	7,203,171
CME Group, Inc.	50,144	11,644,941
Coinbase Global, Inc., Class A(1)	2,312	574,070
Evercore, Inc., Class A	654	181,282
Franklin Resources, Inc.	48,231	978,607
Goldman Sachs Group, Inc.	37,922	21,714,896
Hamilton Lane, Inc., Class A	372	55,075
Houlihan Lokey, Inc.	2,250	390,735
Interactive Brokers Group, Inc., Class A	9,163	1,618,827
Intercontinental Exchange, Inc.	54,687	8,148,910
Invesco Ltd.	76,694	1,340,611
Janus Henderson Group PLC	20,642	877,904
Jefferies Financial Group, Inc.	22,230	1,742,832
KKR & Co., Inc.	70,174	10,379,436
MarketAxess Holdings, Inc.	1,603	362,342
Nasdaq, Inc.	40,754	3,150,692
Northern Trust Corp.	32,421	3,323,153
Raymond James Financial, Inc.	30,675	4,764,748
SEI Investments Co.	890	73,407
State Street Corp.	49,507	4,859,112
Stifel Financial Corp.	17,353	1,840,806
T. Rowe Price Group, Inc.	37,622	4,254,672
		$130,220,935
Chemicals — 1.9%
Air Products and Chemicals, Inc.	24,455	$7,092,928
Arcadium Lithium PLC(1)	264,563	1,357,208
Ashland, Inc.	9,992	714,028
Balchem Corp.	19	3,097
Cabot Corp.	9,232	842,974
Celanese Corp.	22,050	1,526,081
Eastman Chemical Co.	23,185	2,117,254
Ecolab, Inc.	6,511	1,525,658
FMC Corp.	23,431	1,138,981
Security	Shares	Value
Chemicals (continued)
International Flavors & Fragrances, Inc.	38,492	$ 3,254,499
Linde PLC	16,136	6,755,659
Mosaic Co.	65,434	1,608,368
PPG Industries, Inc.	33,425	3,992,616
RPM International, Inc.	14,422	1,774,771
		$ 33,704,122
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.(1)	31	$ 7,134
MSA Safety, Inc.	4,539	752,430
Republic Services, Inc.	11,163	2,245,772
Waste Management, Inc.	11,360	2,292,335
		$5,297,671
Communications Equipment — 1.5%
Cisco Systems, Inc.	421,071	$24,927,403
F5, Inc.(1)	2,591	651,559
		$25,578,962
Construction & Engineering — 0.2%
AECOM	16,305	$1,741,700
Dycom Industries, Inc.(1)	1,605	279,366
MasTec, Inc.(1)	4,737	644,895
Valmont Industries, Inc.	1,274	390,698
		$3,056,659
Construction Materials — 0.2%
CRH PLC	14,237	$1,317,207
Summit Materials, Inc., Class A(1)	39,652	2,006,391
Vulcan Materials Co.	3,456	888,987
		$4,212,585
Consumer Finance — 2.0%
Ally Financial, Inc.	48,539	$1,747,889
American Express Co.	34,250	10,165,058
Capital One Financial Corp.	54,821	9,775,681
Credit Acceptance Corp.(1)	16	7,511
Discover Financial Services	42,077	7,288,999
FirstCash Holdings, Inc.	3,783	391,919
OneMain Holdings, Inc.	20,217	1,053,912
SLM Corp.	34,125	941,168
SoFi Technologies, Inc.(1)	3,116	47,986
Synchrony Financial	64,683	4,204,395
		$35,624,518
Consumer Staples Distribution & Retail — 5.3%
Albertsons Cos., Inc., Class A	87,266	$1,713,904
BJ's Wholesale Club Holdings, Inc.(1)	14,456	1,291,644
Casey's General Stores, Inc.	4,356	1,725,978
Costco Wholesale Corp.	16,492	15,111,125

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp.	30,239	$ 2,292,721
Dollar Tree, Inc.(1)(2)	12,773	957,209
Kroger Co.	123,699	7,564,194
Performance Food Group Co.(1)	29,258	2,473,764
Sprouts Farmers Market, Inc.(1)	10,463	1,329,533
Sysco Corp.	88,794	6,789,189
Target Corp.	60,279	8,148,515
U.S. Foods Holding Corp.(1)	44,936	3,031,383
Walmart, Inc.	440,238	39,775,503
		$92,204,662
Containers & Packaging — 1.2%
Amcor PLC	289,835	$2,727,347
AptarGroup, Inc.	6,600	1,036,860
Avery Dennison Corp.	5,316	994,783
Ball Corp.	9,703	534,926
Berry Global Group, Inc.	23,204	1,500,603
Crown Holdings, Inc.	21,477	1,775,933
Graphic Packaging Holding Co.	56,990	1,547,849
Packaging Corp. of America	13,552	3,050,962
Sealed Air Corp.	26,641	901,265
Silgan Holdings, Inc.	18,747	975,781
Smurfit WestRock PLC	102,508	5,521,081
Sonoco Products Co.	18,134	885,846
		$21,453,236
Distributors — 0.2%
Genuine Parts Co.	17,534	$2,047,270
LKQ Corp.	35,438	1,302,346
		$3,349,616
Diversified Consumer Services — 0.2%
H&R Block, Inc.	20,048	$1,059,336
Service Corp. International	21,480	1,714,534
		$2,773,870
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	28,851	$902,459
W.P. Carey, Inc.	38,020	2,071,330
		$2,973,789
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	889,696	$20,258,378
Verizon Communications, Inc.	511,827	20,467,962
		$40,726,340
Electric Utilities — 2.8%
Alliant Energy Corp.	41,950	$2,480,923
Constellation Energy Corp.	30,579	6,840,828
Evergy, Inc.	39,905	2,456,153
Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	60,823	$ 3,493,065
Exelon Corp.	171,830	6,467,681
IDACORP, Inc.	9,429	1,030,401
NextEra Energy, Inc.	231,017	16,561,609
NRG Energy, Inc.	34,087	3,075,329
Portland General Electric Co.	19,163	835,890
Xcel Energy, Inc.	95,478	6,446,675
		$ 49,688,554
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,315	$384,151
AMETEK, Inc.	1,349	243,171
Atkore, Inc.	250	20,863
GE Vernova, Inc.	23,963	7,882,150
Hubbell, Inc.	435	182,217
Regal Rexnord Corp.	10,272	1,593,495
Rockwell Automation, Inc.	6,798	1,942,800
Sensata Technologies Holding PLC	22,031	603,649
		$12,852,496
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.(1)	6,337	$716,841
Avnet, Inc.	13,299	695,804
CDW Corp.	7,269	1,265,097
Cognex Corp.	1,850	66,341
Coherent Corp.(1)	11,440	1,083,711
Corning, Inc.	24,342	1,156,732
Insight Enterprises, Inc.(1)	3,400	517,140
Itron, Inc.(1)	5,642	612,608
Jabil, Inc.	15,250	2,194,475
Littelfuse, Inc.	3,071	723,681
TD SYNNEX Corp.	10,764	1,262,402
Teledyne Technologies, Inc.(1)	6,155	2,856,720
Vontier Corp.	15,802	576,299
		$13,727,851
Energy Equipment & Services — 0.4%
Baker Hughes Co.	169,502	$6,952,972
		$6,952,972
Entertainment — 0.6%
ROBLOX Corp., Class A(1)	25,105	$1,452,575
Roku, Inc.(1)	10,926	812,239
Take-Two Interactive Software, Inc.(1)	17,356	3,194,892
Warner Bros. Discovery, Inc.(1)	434,910	4,596,999
Warner Music Group Corp., Class A	9,495	294,345
		$10,351,050
Financial Services — 1.1%
Apollo Global Management, Inc.	18,267	$3,016,978

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Essent Group Ltd.	18,089	$ 984,765
Euronet Worldwide, Inc.(1)	1,307	134,412
Jack Henry & Associates, Inc.	108	18,932
Jackson Financial, Inc., Class A	12,791	1,113,840
MGIC Investment Corp.	46,047	1,091,774
Mr. Cooper Group, Inc.(1)	10,757	1,032,780
PayPal Holdings, Inc.(1)	117,554	10,033,234
PennyMac Financial Services, Inc.	99	10,112
Radian Group, Inc.	27,147	861,103
Voya Financial, Inc.	17,086	1,176,029
		$19,473,959
Food Products — 2.6%
Bunge Global SA	26,633	$2,070,982
Campbell's Co.	36,809	1,541,561
Conagra Brands, Inc.	91,631	2,542,760
Darling Ingredients, Inc.(1)	32,661	1,100,349
Flowers Foods, Inc.	33,413	690,313
General Mills, Inc.	101,494	6,472,272
Hershey Co.	12,122	2,052,861
Hormel Foods Corp.	57,773	1,812,339
Ingredion, Inc.	13,328	1,833,400
J.M. Smucker Co.	21,306	2,346,217
Kellanova	57,433	4,650,350
Kraft Heinz Co.	176,454	5,418,902
Lamb Weston Holdings, Inc.	9,560	638,895
Lancaster Colony Corp.	981	169,850
McCormick & Co., Inc.	42,920	3,272,221
Mondelez International, Inc., Class A	159,002	9,497,189
		$46,110,461
Gas Utilities — 0.2%
National Fuel Gas Co.	13,880	$842,239
Southwest Gas Holdings, Inc.	11,275	797,255
UGI Corp.	39,006	1,101,139
		$2,740,633
Ground Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	7,259	$1,238,821
Knight-Swift Transportation Holdings, Inc.	11,960	634,358
Landstar System, Inc.	1,141	196,092
Lyft, Inc., Class A(1)	31,808	410,323
Ryder System, Inc.	5,967	935,984
Union Pacific Corp.	40,604	9,259,336
XPO, Inc.(1)	1,585	207,873
		$12,882,787
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	106,564	$12,053,454
Baxter International, Inc.	84,661	2,468,715
Security	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	32,048	$ 608,271
GE HealthCare Technologies, Inc.	31,562	2,467,517
Glaukos Corp.(1)	9,128	1,368,652
Medtronic PLC	135,519	10,825,258
Teleflex, Inc.	1,012	180,116
Zimmer Biomet Holdings, Inc.	24,450	2,582,653
		$ 32,554,636
Health Care Providers & Services — 3.6%
Centene Corp.(1)	96,283	$5,832,824
Cigna Group	32,164	8,881,767
CVS Health Corp.	179,122	8,040,786
DaVita, Inc.(1)	8,076	1,207,766
Elevance Health, Inc.	29,410	10,849,349
Encompass Health Corp.	14,516	1,340,553
Ensign Group, Inc.	2,385	316,871
Henry Schein, Inc.(1)	19,026	1,316,599
Humana, Inc.	22,321	5,663,061
Labcorp Holdings, Inc.	4,142	949,843
Molina Healthcare, Inc.(1)	9,977	2,903,806
Option Care Health, Inc.(1)	4,264	98,925
Quest Diagnostics, Inc.	21,380	3,225,387
UnitedHealth Group, Inc.	26,235	13,271,237
		$63,898,774
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	10,372	$1,011,789
Healthcare Realty Trust, Inc.	46,822	793,633
Healthpeak Properties, Inc.	113,989	2,310,557
Omega Healthcare Investors, Inc.	46,050	1,742,992
Ventas, Inc.	59,246	3,488,997
Welltower, Inc.	26,368	3,323,159
		$12,671,127
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	30,373	$532,135
		$532,135
Hotels, Restaurants & Leisure — 0.4%
Aramark	54,118	$2,019,142
Darden Restaurants, Inc.	16,578	3,094,947
Starbucks Corp.	17,822	1,626,257
Vail Resorts, Inc.	3,271	613,149
Wyndham Hotels & Resorts, Inc.	4,097	412,937
		$7,766,432
Household Durables — 1.2%
D.R. Horton, Inc.	44,654	$6,243,522
KB Home	10,842	712,536
Lennar Corp., Class A	40,442	5,515,076

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Meritage Homes Corp.	5,476	$ 842,318
Mohawk Industries, Inc.(1)	6,439	767,078
PulteGroup, Inc.	29,307	3,191,532
Taylor Morrison Home Corp.(1)	17,211	1,053,485
Tempur Sealy International, Inc.	2,920	165,535
Toll Brothers, Inc.	16,348	2,059,031
Whirlpool Corp.	7,649	875,658
		$ 21,425,771
Household Products — 1.7%
Church & Dwight Co., Inc.	9,150	$958,097
Colgate-Palmolive Co.	26,748	2,431,661
Kimberly-Clark Corp.	32,287	4,230,888
Procter & Gamble Co.	130,110	21,812,941
		$29,433,587
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	43,798	$563,680
Brookfield Renewable Corp.	24,844	687,185
Clearway Energy, Inc., Class C	16,047	417,222
		$1,668,087
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	44,044	$942,542
EastGroup Properties, Inc.	6,461	1,036,926
First Industrial Realty Trust, Inc.	21,052	1,055,337
Prologis, Inc.	116,667	12,331,702
Rexford Industrial Realty, Inc.	35,865	1,386,541
STAG Industrial, Inc.	28,510	964,208
Terreno Realty Corp.	17,709	1,047,310
		$18,764,566
Insurance — 5.8%
Aflac, Inc.	77,964	$8,064,596
Allstate Corp.	7,772	1,498,364
American Financial Group, Inc.	12,097	1,656,442
American International Group, Inc.	102,387	7,453,774
Aon PLC, Class A	5,695	2,045,416
Arch Capital Group Ltd.	62,687	5,789,144
Axis Capital Holdings Ltd.	12,543	1,111,561
Brown & Brown, Inc.	11,391	1,162,110
Cincinnati Financial Corp.	26,362	3,788,219
Everest Group Ltd.	7,082	2,566,942
First American Financial Corp.	17,210	1,074,592
Globe Life, Inc.	14,165	1,579,681
Hanover Insurance Group, Inc.	5,111	790,467
Hartford Financial Services Group, Inc.	49,057	5,366,836
Lincoln National Corp.	26,300	833,973
Marsh & McLennan Cos., Inc.	20,356	4,323,818
MetLife, Inc.	62,099	5,084,666
Security	Shares	Value
Insurance (continued)
Old Republic International Corp.	42,000	$ 1,519,980
Primerica, Inc.	5,588	1,516,695
Principal Financial Group, Inc.	39,423	3,051,734
Progressive Corp.	48,806	11,694,406
Prudential Financial, Inc.	60,415	7,160,990
Reinsurance Group of America, Inc.	10,781	2,303,145
RenaissanceRe Holdings Ltd.	8,146	2,026,806
Selective Insurance Group, Inc.	11,259	1,052,942
Travelers Cos., Inc.	34,385	8,283,003
Unum Group	31,172	2,276,491
W.R. Berkley Corp.	47,032	2,752,313
White Mountains Insurance Group Ltd.	465	904,453
Willis Towers Watson PLC	9,954	3,117,991
		$101,851,550
Interactive Media & Services — 0.1%
Snap, Inc., Class A(1)	107,693	$1,159,854
		$1,159,854
IT Services — 2.3%
Accenture PLC, Class A	15,204	$5,348,615
Akamai Technologies, Inc.(1)	7,213	689,924
Amdocs Ltd.	12,748	1,085,365
Cognizant Technology Solutions Corp., Class A	61,538	4,732,272
EPAM Systems, Inc.(1)	310	72,484
GoDaddy, Inc., Class A(1)	6,549	1,292,576
International Business Machines Corp.	110,804	24,358,043
Kyndryl Holdings, Inc.(1)	33,834	1,170,657
Twilio, Inc., Class A(1)	11,802	1,275,560
		$40,025,496
Leisure Products — 0.1%
Brunswick Corp.	11,964	$773,831
Hasbro, Inc.	16,382	915,918
Mattel, Inc.(1)	32,031	567,910
		$2,257,659
Life Sciences Tools & Services — 0.9%
Bio-Rad Laboratories, Inc., Class A(1)	4,002	$1,314,697
Bruker Corp.	275	16,121
Charles River Laboratories International, Inc.(1)	5,176	955,490
Danaher Corp.	33,626	7,718,848
Illumina, Inc.(1)	17,294	2,310,997
Thermo Fisher Scientific, Inc.	6,602	3,434,558
		$15,750,711
Machinery — 4.1%
AGCO Corp.	11,668	$1,090,725
Allison Transmission Holdings, Inc.	9,315	1,006,579
Caterpillar, Inc.	24,895	9,030,910

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
CNH Industrial NV	170,283	$ 1,929,306
Cummins, Inc.	19,980	6,965,028
Deere & Co.	31,946	13,535,520
Donaldson Co., Inc.	7,981	537,520
Dover Corp.	18,109	3,397,248
ESAB Corp.	3,966	475,682
Federal Signal Corp.	1,260	116,411
Flowserve Corp.	17,008	978,300
Fortive Corp.	38,531	2,889,825
Franklin Electric Co., Inc.	2,640	257,268
IDEX Corp.	4,078	853,485
Illinois Tool Works, Inc.	6,968	1,766,806
Middleby Corp.(1)	6,462	875,278
Mueller Industries, Inc.	8,985	713,050
Nordson Corp.	2,119	443,379
Oshkosh Corp.	12,225	1,162,231
Otis Worldwide Corp.	6,959	644,473
PACCAR, Inc.	67,398	7,010,740
Parker-Hannifin Corp.	8,084	5,141,666
Pentair PLC	15,289	1,538,685
Snap-on, Inc.	9,435	3,202,994
Stanley Black & Decker, Inc.	30,006	2,409,182
Timken Co.	11,480	819,328
Toro Co.	3,742	299,734
Watts Water Technologies, Inc., Class A	742	150,849
Westinghouse Air Brake Technologies Corp.	9,235	1,750,864
Xylem, Inc.	8,648	1,003,341
		$71,996,407
Media — 1.7%
Charter Communications, Inc., Class A(1)	13,412	$4,597,231
Comcast Corp., Class A	472,321	17,726,207
Interpublic Group of Cos., Inc.	71,399	2,000,600
Liberty Broadband Corp., Class C(1)	12,494	934,052
New York Times Co., Class A	3,842	199,976
Nexstar Media Group, Inc.	4,929	778,634
Omnicom Group, Inc.	35,628	3,065,433
Paramount Global, Class B	105,879	1,107,494
		$30,409,627
Metals & Mining — 0.8%
ATI, Inc.(1)	15,320	$843,213
Commercial Metals Co.	35,995	1,785,352
Nucor Corp.	42,541	4,964,960
Reliance, Inc.	13,650	3,675,399
Steel Dynamics, Inc.	29,692	3,386,966
		$14,655,890
Mortgage REITs — 0.2%
AGNC Investment Corp.(2)	117,200	$1,079,412
Annaly Capital Management, Inc.	23,424	428,659
Security	Shares	Value
Mortgage REITs (continued)
Rithm Capital Corp.	89,890	$ 973,509
Starwood Property Trust, Inc.	55,472	1,051,194
		$ 3,532,774
Multi-Utilities — 2.7%
Ameren Corp.	45,303	$ 4,038,309
CMS Energy Corp.	50,374	3,357,427
Consolidated Edison, Inc.	59,076	5,271,352
Dominion Energy, Inc.	137,394	7,400,041
DTE Energy Co.	35,211	4,251,728
NiSource, Inc.	79,154	2,909,701
Public Service Enterprise Group, Inc.	82,936	7,007,263
Sempra	97,920	8,589,542
WEC Energy Group, Inc.(2)	52,528	4,939,733
		$47,765,096
Office REITs — 0.2%
BXP, Inc.	27,509	$2,045,569
COPT Defense Properties	12,448	385,266
Vornado Realty Trust	31,580	1,327,623
		$3,758,458
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.	112,634	$5,565,246
		$5,565,246
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	886	$91,745
		$91,745
Passenger Airlines — 0.4%
Delta Air Lines, Inc.	100,101	$6,056,111
		$6,056,111
Personal Care Products — 0.2%
Kenvue, Inc.	143,382	$3,061,206
		$3,061,206
Pharmaceuticals — 1.3%
Elanco Animal Health, Inc.(1)	60,372	$731,105
Organon & Co.	49,191	733,930
Pfizer, Inc.	711,084	18,865,058
Royalty Pharma PLC, Class A	67,041	1,710,216
		$22,040,309
Professional Services — 1.0%
Automatic Data Processing, Inc.	26,029	$7,619,469
Booz Allen Hamilton Holding Corp.	4,727	608,365
Broadridge Financial Solutions, Inc.	3,048	689,122
FTI Consulting, Inc.(1)	2,804	535,928

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Genpact Ltd.	20,346	$ 873,861
Maximus, Inc.	9,631	718,954
Paychex, Inc.	17,557	2,461,843
Paycom Software, Inc.	554	113,553
Robert Half, Inc.	16,161	1,138,704
Science Applications International Corp.	5,952	665,315
SS&C Technologies Holdings, Inc.	15,933	1,207,403
TransUnion	8,866	821,967
TriNet Group, Inc.	2,985	270,948
		$17,725,432
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	29,742	$3,904,827
Jones Lang LaSalle, Inc.(1)	8,263	2,091,696
Zillow Group, Inc., Class C(1)	25,554	1,892,274
		$7,888,797
Residential REITs — 1.4%
AvalonBay Communities, Inc.	23,926	$5,263,002
Camden Property Trust	18,303	2,123,880
Equity LifeStyle Properties, Inc.	20,376	1,357,042
Equity Residential	64,267	4,611,800
Essex Property Trust, Inc.	10,711	3,057,348
Invitation Homes, Inc.	79,994	2,557,408
Mid-America Apartment Communities, Inc.	19,483	3,011,487
Sun Communities, Inc.	8,785	1,080,292
UDR, Inc.	50,729	2,202,146
		$25,264,405
Retail REITs — 1.5%
Brixmor Property Group, Inc.	49,500	$1,378,080
Federal Realty Investment Trust	12,445	1,393,218
Kimco Realty Corp.	108,229	2,535,806
Kite Realty Group Trust	40,688	1,026,965
NNN REIT, Inc.	29,504	1,205,238
Realty Income Corp.	141,878	7,577,704
Regency Centers Corp.	29,401	2,173,616
Simon Property Group, Inc.	48,440	8,341,852
		$25,632,479
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	5,819	$1,236,305
Intel Corp.	576,347	11,555,758
Marvell Technology, Inc.	43,963	4,855,713
Microchip Technology, Inc.	2,610	149,684
Micron Technology, Inc.	122,206	10,284,857
MKS Instruments, Inc.	9,029	942,537
Qorvo, Inc.(1)	6,776	473,846
Skyworks Solutions, Inc.	20,024	1,775,728
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	29,581	$ 5,546,733
		$ 36,821,161
Software — 0.9%
Aspen Technology, Inc.(1)	3,834	$ 957,081
Atlassian Corp., Class A(1)	17,182	4,181,755
CCC Intelligent Solutions Holdings, Inc.(1)	36,481	427,922
Confluent, Inc., Class A(1)	11,823	330,571
Dolby Laboratories, Inc., Class A	3,633	283,737
Guidewire Software, Inc.(1)	6,706	1,130,498
HashiCorp, Inc., Class A(1)	7,020	240,154
MARA Holdings, Inc.(1)(2)	21,466	359,985
Nutanix, Inc., Class A(1)	35,264	2,157,452
Palo Alto Networks, Inc.(1)	13,410	2,440,084
Roper Technologies, Inc.	5,234	2,720,895
Smartsheet, Inc., Class A(1)	5,738	321,500
Tenable Holdings, Inc.(1)	2,000	78,760
Varonis Systems, Inc.(1)	11,259	500,237
		$16,130,631
Specialized REITs — 2.5%
American Tower Corp.	33,953	$6,227,320
Crown Castle, Inc.	72,711	6,599,250
CubeSmart	38,273	1,639,998
Digital Realty Trust, Inc.	49,715	8,815,961
Equinix, Inc.	6,759	6,372,993
Extra Space Storage, Inc.	35,772	5,351,491
Lamar Advertising Co., Class A	10,643	1,295,679
Public Storage	17,495	5,238,703
Weyerhaeuser Co.	93,418	2,629,717
		$44,171,112
Specialty Retail — 2.2%
Asbury Automotive Group, Inc.(1)	2,748	$667,846
AutoNation, Inc.(1)	3,905	663,225
Bath & Body Works, Inc.	23,070	894,424
Best Buy Co., Inc.	25,446	2,183,267
Burlington Stores, Inc.(1)	761	216,931
CarMax, Inc.(1)	21,155	1,729,633
Carvana Co.(1)	11,510	2,340,674
Chewy, Inc., Class A(1)	8,846	296,252
Dick's Sporting Goods, Inc.	4,119	942,592
Five Below, Inc.(1)	1,641	172,239
Floor & Decor Holdings, Inc., Class A(1)	820	81,754
GameStop Corp., Class A(1)	34,209	1,072,110
Gap, Inc.	23,594	557,526
Home Depot, Inc.	37,236	14,484,432
Lithia Motors, Inc., Class A	3,497	1,249,933
Lowe's Cos., Inc.	34,975	8,631,830
Penske Automotive Group, Inc.	2,304	351,222
Ross Stores, Inc.	5,156	779,948

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Signet Jewelers Ltd.	6,364	$ 513,638
Tractor Supply Co.	17,260	915,816
Williams-Sonoma, Inc.	1,758	325,546
		$ 39,070,838
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies, Inc., Class C	1,623	$ 187,034
Hewlett Packard Enterprise Co.	175,945	3,756,426
HP, Inc.	130,279	4,251,004
NetApp, Inc.	10,840	1,258,307
Seagate Technology Holdings PLC	21,861	1,886,823
Western Digital Corp.(1)	27,295	1,627,601
		$12,967,195
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	3,747	$314,486
NIKE, Inc., Class B	11,857	897,219
PVH Corp.	7,959	841,664
Ralph Lauren Corp.	2,956	682,777
Skechers USA, Inc., Class A(1)	8,589	577,524
Tapestry, Inc.	26,997	1,763,714
VF Corp.	45,243	970,915
		$6,048,299
Trading Companies & Distributors — 0.5%
Air Lease Corp.	19,449	$937,636
Applied Industrial Technologies, Inc.	2,280	545,992
Beacon Roofing Supply, Inc.(1)	194	19,706
Boise Cascade Co.	5,792	688,437
Core & Main, Inc., Class A(1)	2,101	106,962
Ferguson Enterprises, Inc.	7,537	1,308,197
GATX Corp.	6,565	1,017,312
MSC Industrial Direct Co., Inc., Class A	6,782	506,548
SiteOne Landscape Supply, Inc.(1)	470	61,932
United Rentals, Inc.	1,354	953,812
Watsco, Inc.	1,691	801,348
WESCO International, Inc.	6,385	1,155,430
		$8,103,312
Water Utilities — 0.3%
American Water Works Co., Inc.	30,705	$3,822,465
Essential Utilities, Inc.	47,380	1,720,842
		$5,543,307
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	39,924	$8,812,425
		$8,812,425
Total Common Stocks (identified cost $1,374,358,526)		$1,749,106,564

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	2,693,118	$ 2,693,118
Total Short-Term Investments (identified cost $2,693,118)		$ 2,693,118
Total Investments — 99.7% (identified cost $1,377,051,644)		$1,751,799,682
Other Assets, Less Liabilities — 0.3%		$ 5,080,489
Net Assets — 100.0%		$1,756,880,171

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $8,355,654 and the total market value of the collateral received by the Fund was $8,570,624, comprised of U.S. government and/or agencies securities.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,693,118, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,734,952	$38,400,708	$(37,442,542)	$ —	$ —	$2,693,118	$10,768	2,693,118

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,749,106,564(1)	$ —	$ —	$1,749,106,564
Short-Term Investments	2,693,118	—	—	2,693,118
Total Investments	$1,751,799,682	$ —	$ —	$1,751,799,682

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.